Interests in Other Entities - Interest in Unconsolidated Structured Entities (Details) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Total for all joint ventures | Investment funds
Disclosure of unconsolidated structured entities [line items]
Carrying amount	$ 99	$ 97
Debt securities | Securitization entities - third-party managed
Disclosure of unconsolidated structured entities [line items]
Carrying amount	12,406	9,931
Maximum exposure to loss	12,406	9,931
Cash, cash equivalents and short-term securities | Securitization entities - third-party managed
Disclosure of unconsolidated structured entities [line items]
Carrying amount	1,048	539
Maximum exposure to loss	1,048	539
Equity securities | Investment funds - third-party managed
Disclosure of unconsolidated structured entities [line items]
Carrying amount	8,494	5,869
Maximum exposure to loss	8,494	5,869
Equity securities and Other invested assets | Investment funds – company managed
Disclosure of unconsolidated structured entities [line items]
Carrying amount	4,119	3,484
Maximum exposure to loss	4,119	3,484
Other non-financial invested assets | Limited partnerships - third-party managed
Disclosure of unconsolidated structured entities [line items]
Carrying amount	3,292	3,128
Maximum exposure to loss	$ 3,292	$ 3,128